Balance Sheets (Parenthetical) - $ / shares	May 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Jan. 09, 2008
Stockholders' deficit
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	75,000,000	75,000,000	75,000,000	75,000
Common Stock, Shares, Issued	23,802,264	22,170,000	22,170,000
Common Stock, Shares Outstanding	23,802,264	22,170,000	22,170,000